UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2012

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Vega Energy GP, LLC
Address: 1700 Broadway
         35th Floor
         New York, New York  10019

13F File Number:  028-14864

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Jobey Eddleman
Title:     Vice President
Phone:     212-615-3456

Signature, Place, and Date of Signing:

 /s/   Jobey Eddleman     New York, New York     February 14, 2013

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    15

Form 13F Information Table Value Total:    $147,013 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
CALPINE CORP                   COM NEW          131347304    34488  1902250 SH       SOLE                  1902250        0        0
CLOUD PEAK ENERGY INC          COM              18911Q102     1353    70000 SH       SOLE                    70000        0        0
DOW CHEM CO                    COM              260543103     1759    54400 SH       SOLE                    54400        0        0
DYNEGY INC NEW DEL             COM              26817R108    27954  1461266 SH       SOLE                  1461266        0        0
LYONDELLBASELL INDUSTRIES N    SHS - A -        N53745100     5747   100664 SH       SOLE                   100664        0        0
MARATHON PETE CORP             COM              56585A102     4536    72000 SH       SOLE                    72000        0        0
MEMC ELECTR MATLS INC          COM              552715104     7288  2270519 SH       SOLE                  2270519        0        0
NORTHERN TIER ENERGY LP        COM UN REPR PART 665826103     1582    62200 SH       SOLE                    62200        0        0
NRG ENERGY INC                 COM NEW          629377508    30888  1343544 SH       SOLE                  1343544        0        0
PBF ENERGY INC                 CL A             69318G106     1162    40000 SH       SOLE                    40000        0        0
PPL CORP                       COM              69351T106    10907   380973 SH       SOLE                   380973        0        0
SPDR SERIES TRUST              S&P HOMEBUILD    78464A888     2062    77500 SH       SOLE                    77500        0        0
TRANSALTA CORP                 COM              89346D107    10375   680793 SH       SOLE                   680793        0        0
VALERO ENERGY CORP NEW         COM              91913Y100     3819   111918 SH       SOLE                   111918        0        0
WESTLAKE CHEM CORP             COM              960413102     3093    39010 SH       SOLE                    39010        0        0